Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005513 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005513 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005513 | T. Rowe Price All-Cap Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005513 | T. Rowe Price Blue Chip Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005513 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005513 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005513 | T. Rowe Price New Horizons Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005513 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005513 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005513 | T. Rowe Price Small-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005513 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000005513 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227148 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000227148 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000227148 | T. Rowe Price All-Cap Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000227148 | T. Rowe Price Blue Chip Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227148 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227148 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000227148 | T. Rowe Price New Horizons Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227148 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227148 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227148 | T. Rowe Price Small-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227148 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000227148 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)